As filed with the Securities and Exchange Commission on April 9, 2014

1933 Act File No. 002-38679

1940 Act File No. 811-02064

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 73	☒
(Check appropriate box or boxes)

Pax World Funds Series Trust I

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Telephone Number, Including Area Code)

Joseph F. Keefe

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as possible following the effectiveness of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒          Immediately upon filing pursuant to paragraph (b)

☐            On (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTICE

A copy of the Agreement and Declaration of Trust of Pax World Funds Trust I (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Registrant by officers of the Registrant as officers and by trustees of the Registrant as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 9th day of April, 2014.

PAX WORLD FUNDS TRUST I
(Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	TITLE	DATE

	/s/ Joseph F. Keefe	Trustee, Chief Executive Officer	April 9, 2014
	Joseph F. Keefe	(Principal Executive Officer)

	/s/ Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	April 9, 2014
Alicia K. DuBois

	/s/Adrian P. Anderson*	Trustee	April 9, 2014
Adrian P. Anderson

	/s/Carl H. Doerge, Jr.*	Trustee	April 9, 2014
Carl H. Doerge, Jr.

	/s/Cynthia Hargadon*	Trustee	April 9, 2014
Cynthia Hargadon

	/s/Louis F. Laucirica*	Trustee	April 9, 2014
Louis F. Laucirica

	/s/John L. Liechty*	Trustee	April 9, 2014
John L. Liechty

	/s/Laurence A. Shadek*	Trustee	April 9, 2014
Laurence A. Shadek

	/s/Nancy S. Taylor*	Trustee	April 9, 2014
Nancy S. Taylor

*By:	/s/ Joseph F. Keefe
Joseph F. Keefe
As Attorney-in-Fact
April 9, 2014

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase